UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Small-Cap Value Portfolio

Annual Report

December 31, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Loomis Sayles Small-Cap Value Portfolio

After recording relatively steady gains during the first half of 2007, US equity markets demonstrated heightened volatility and a broad-based decline during the second half of the year. Most small cap indexes finished the year in negative territory while large caps held on for modest gains. Concerns over the housing downturn and the subprime-related credit crunch weighed heavily on the market. Added uncertainty over the strength of the economy and corporate earnings turned investor sentiment broadly lower.

The Maxim Loomis Sayles Small-Cap Value Portfolio maintained a positive return for the year, comparing favorably to the declines in the Russell 2000 and Russell 2000 Value Indexes. The primary factor behind the Portfolio’s resilience during the year was stock selection. The Portfolio found several attractive opportunities in “late cycle” capital spending and global infrastructure driven sectors such as industrials and technology.

Top performers included Harsco, an industrial services company; and, CommScope, a supplier of electronic and coaxial cables. The Portfolio maintained a more cautious stance toward financial services and the consumer discretionary segment during the period, and our stock selection helped partially offset broad based declines within those sectors. Fossil Inc., a developer of watches and accessories, was a strong performer in the consumer segment – helping offset declines in retailers such as Sonic Automotive and Jo-Ann Stores. Our financial services holdings included specialty insurance providers Midland Co. and Navigators Group, where significant gains helped offset disappointing performance in Advanta Corp., a supplier of business credit cards and related products.

Finally, our focus on higher quality companies with favorable cash flow trends and reasonable valuations resulted in a high level of merger and acquisition activity in the Portfolio, as several of our holdings agreed to merger overtures – mostly during the first half of the period.

As for the outlook into 2008, the Portfolio will continue to focus on the factors that brought success in 2007, while recognizing market leadership may evolve as the US economy downshifts to a slower rate of growth. Our emphasis will remain on higher quality, small-cap stocks, competing in niche markets with attractive valuations and a catalyst for fundamental improvement. We expect to remain focused on our long-standing approach to stock selection to help deliver investment performance in the year ahead and beyond.

	MAXIM LOOMIS SAYLES SMALL-CAP VALUE	RUSSELL2000
	BALANCE	BALANCE

	10,000.00	10,000.00
1998	9,772.00	9,776.24
1999	9,729.98	11,854.67

2000	12,039.88	11,496.66
2001	13,768.80	11,782.92
2002	11,773.70	9,369.78
2003	15,809.73	13,797.00
2004	19,313.17	16,325.99
2005	20,487.41	17,068.83
2006	24,179.24	20,204.37
2007	24,955.39	19,887.16

Maxim Loomis Sayles Small-Cap Value Portfolio

Total Return –

One Year:	3.21%
Five Year:	16.21%
Ten Year:	9.57%

Portfolio Inception:	11/01/1994

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Loomis Sayles Small-Cap Value Portfolio, made at its inception, with the performance of the Russell 2000 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Loomis Sayles Small-Cap Value Portfolio (the “Portfolio”) one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Loomis Sayles Small-Cap Value Portfolio of the Maxim Series Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colordo

February 28, 2008

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2007 and 2006

Maxim Loomis Sayles Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS:
Investments in securities, market value (1)	$284,895,867
Cash	83,609
Collateral for securities loaned	81,947,459
Dividends receivable	221,413
Subscriptions receivable	429,117
Receivable for investments sold	251,293

Total assets	367,828,758

LIABILITIES:
Due to investment adviser	257,968
Payable upon return of securities loaned	81,947,459
Redemptions payable	3,581,807
Payable for investments purchased	1,032,199

Total liabilities	86,819,433

NET ASSETS	$281,009,325

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,438,523
Additional paid-in capital	252,572,328
Net unrealized appreciation on investments	24,572,466
Accumulated net realized gain on investments	2,426,008

NET ASSETS	$281,009,325

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$19.53

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	14,385,226

(1) Cost of investments in securities:	$260,323,401

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
Interest	$544,143
Income from securities lending	93,487
Dividends	2,730,435

Total income	3,368,065

EXPENSES:
Audit fees	16,357
Bank and custodial fees	19,634
Investment administration	132,293
Management fees	2,846,168
Other expenses	24,579

Total expenses	3,039,031

Less amount reimbursed by investment adviser	1,583

Net expenses	3,037,448

NET INVESTMENT INCOME	330,617

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	28,688,972
Change in net unrealized appreciation on investments	(20,129,237)

Net realized and unrealized gain on investments	8,559,735

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,890,352

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	2007	2006

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$330,617	$1,437,595
Net realized gain on investments	28,688,972	27,370,010
Change in net unrealized appreciation on investments	(20,129,237)	9,119,390

Net increase in net assets resulting from operations	8,890,352	37,926,995

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(247,530)	(1,209,692)
From net realized gains	(31,346,388)	(25,466,427)

Total distributions	(31,593,918)	(26,676,119)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	139,531,840	147,916,685
Reinvestment of distributions	31,593,918	26,676,119
Redemptions of shares	(132,443,239)	(108,169,999)

Net increase in net assets resulting from share transactions	38,682,519	66,422,805

Total increase in net assets	15,978,953	77,673,681

NET ASSETS:
Beginning of period	265,030,372	187,356,691

End of period (1)	$281,009,325	$265,030,372

OTHER INFORMATION:

SHARES:
Sold	6,273,879	6,775,048
Issued in reinvestment of distributions	1,606,245	1,264,215
Redeemed	(5,950,830)	(4,920,965)

Net increase	1,929,294	3,118,298

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$21.28	$20.06	$20.79	$18.81	$14.02

Income from Investment Operations

Net investment income	0.02	0.11	0.08	0.03	0.01
Net realized and unrealized gain	0.64	3.46	1.17	4.09	4.79

Total Income From Investment Operations	0.66	3.57	1.25	4.12	4.80

Less Distributions

From net investment income	(0.02)	(0.11)	(0.08)	(0.03)	(0.01)
From net realized gains	(2.39)	(2.24)	(1.90)	(2.11)

Total Distributions	(2.41)	(2.35)	(1.98)	(2.14)	(0.01)

Net Asset Value, End of Period	$19.53	$21.28	$20.06	$20.79	$18.81

Total Return	3.21%	18.02%	6.08%	22.16%	34.28%

Net Assets, End of Period ($000)	$281,009	$265,030	$187,357	$165,900	$139,890

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.07%	1.09%	1.09%	1.09%	1.10%
- After Reimbursement #	1.07%	1.09%	1.09%	1.09%	1.10%

Ratio of Net Investment Income to Average Net Assets:
- Before Reimbursement	0.12%	0.59%	0.43%	0.23%	0.09%
- After Reimbursement #	0.12%	0.59%	0.43%	0.23%	0.09%

Portfolio Turnover Rate	57.99%	60.84%	62.49%	64.38%	70.82%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact, if any, that the adoption of FAS 157 will have on its financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including and Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Portfolio adopted the provisions of FAS 159 on January 1, 2008. The adoption had no impact on the financial statements.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $177,200 for the year ended December 31, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $164,285,199 and $158,584,489, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2007, the U.S. Federal income tax cost basis was $260,455,636. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $40,865,038 and gross depreciation of securities in which there was an excess of tax cost over value of $16,424,807, resulting in net appreciation of $24,440,231.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2007, the Portfolio had securities on loan valued at $80,915,851 and received collateral of $81,947,459 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

	2007	2006

Distributions paid from:
Ordinary income	$4,990,015	$4,951,838
Long-term capital gain	26,603,903	21,724,281

	$31,593,918	$26,676,119

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$146,938
Undistributed capital gains	2,411,305

Net accumulated earnings	2,558,243

Net unrealized appreciation on investments	24,440,231
Capital loss carryforwards	0
Post-October losses	0

Total distributable tax basis earnings	$26,998,474

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2007 the Portfolio reclassified $83,087 from undistributed net investment income to accumulated net realized gain on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2007, 47% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC. MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2007

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE — 3.13%
65,531	AAR Corp ^^*	2,492,144
74,964	Moog Inc ^^*	3,434,101
56,463	Teledyne Technologies Inc*	3,011,172
		$8,937,417

AGRICULTURE — 0.32%
24,481	Scotts Co Class A	916,079
		$916,079

AUTO PARTS & EQUIPMENT — 0.86%
63,447	Commercial Vehicle Group Inc ^^*	919,982
86,995	Gentex Corp ^^	1,545,901
		$2,465,883

AUTOMOBILES — 0.25%
34,550	Winnebago Industries Inc ^^	726,241
		$726,241

BANKS — 6.80%
119,248	CVB Financial Corp ^^	1,233,024
103,060	Colonial BancGroup Inc	1,395,432
40,106	East West Bancorp Inc ^^	971,768
35,238	First Community Bancorp ^^	1,453,215
52,551	First Midwest Bancorp Inc ^^	1,608,061
83,389	First State Bancorp	1,159,107
41,940	Hancock Holding Co ^^	1,602,108
40,768	Iberiabank Corp ^^	1,905,904
32,186	Pennsylvania Commerce Bancorp Inc ^^*	896,380
63,745	Prosperity Bancshares Inc ^^	1,873,466
66,326	Signature Bank*	2,238,503
193,775	Sterling Bancshares Inc ^^	2,162,529
55,693	United Community Banks Inc ^^	879,949
		$19,379,446

BROADCAST/MEDIA — 1.23%
35,987	General Cable Corp ^^*	2,637,127
35,111	National CineMedia Inc	885,148
		$3,522,275

BUILDING MATERIALS — 1.45%
56,931	Armstrong World Industries Inc*	2,283,502
26,498	Texas Industries Inc ^^	1,857,510
		$4,141,012

CHEMICALS — 2.47%
45,146	Cytec Industries Inc	2,780,091
40,348	FMC Corp	2,200,983
25,651	Minerals Technologies Inc ^^	1,717,334
24,625	Zep Inc*	341,549
		$7,039,957

COMMUNICATIONS - EQUIPMENT — 0.73%
53,586	ADTRAN Inc ^^	1,145,669
19,339	CommScope Inc*	951,672
		$2,097,341

COMPUTER HARDWARE & SYSTEMS — 0.59%
74,260	Electronics for Imaging Inc*	1,669,365
		$1,669,365

COMPUTER SOFTWARE & SERVICES — 6.37%
62,221	Alloy Inc*	586,122
128,894	Epicor Software Corp ^^*	1,518,371
124,137	InterVoice Inc ^^*	991,855
143,429	Investools Inc ^^*	2,544,430
11,709	MicroStrategy Inc*	1,113,526
56,855	Parametric Technology Corp*	1,014,862
75,452	PerkinElmer Inc	1,963,261
72,122	Progress Software Corp*	2,429,069
86,967	Quest Software Inc ^^*	1,603,671
90,199	Radiant Systems Inc ^^*	1,554,129
65,051	Sybase Inc ^^*	1,697,181
95,370	United Online Inc ^^	1,127,273
		$18,143,750

CONGLOMERATES — 0.65%
16,819	Teleflex Inc	1,059,765
22,016	Walter Industries Inc ^^	791,035
		$1,850,800

CONTAINERS — 0.53%
23,032	Greif Inc ^^	1,505,602
		$1,505,602

COSMETICS & PERSONAL CARE — 1.07%
124,040	Alberto-Culver Co	3,043,942
		$3,043,942

DISTRIBUTORS — 0.96%
15,395	Core-Mark Holding Co Inc ^^*	442,144
100,401	Spartan Stores Inc ^^	2,294,163
		$2,736,307

ELECTRIC COMPANIES — 2.27%
45,316	ALLETE Inc ^^	1,793,607
35,291	ITC Holdings Corp ^^	1,991,118
46,372	NorthWestern Corp ^^	1,367,974
47,405	Portland General Electric Co	1,316,911
		$6,469,610

ELECTRONIC INSTRUMENTS & EQUIPMENT — 6.97%
35,981	Acuity Brands Inc	1,619,145
120,451	Agilysys Inc	1,821,219
24,363	Anixter International Inc ^^*	1,517,084
30,810	Belden Inc ^^	1,371,045
43,178	Excel Technology Inc*	1,170,124
17,950	Hubbell Inc Class B	926,220
66,665	II-IV Inc ^^*	2,036,616
107,465	Ingram Micro Inc*	1,938,669
83,311	Littelfuse Inc*	2,745,931
63,099	Polypore International Inc ^^*	1,104,233
25,009	Rofin-Sinar Technologies Inc	1,203,183
123,125	Vishay Intertechnology Inc*	1,404,856
86,801	X-Rite Inc ^^*	1,008,628
		$19,866,953

ELECTRONICS - SEMICONDUCTOR — 2.24%
71,509	Cohu Inc ^^	1,094,088
35,266	Diodes Inc ^^	1,060,449
110,441	Exar Corp ^^*	880,215
80,747	Fairchild Semiconductor International Inc*	1,165,179
80,191	Verigy Ltd*	2,178,789
		$6,378,720

ENGINEERING & CONSTRUCTION — 0.26%
18,249	Michael Baker Corp*	750,034
		$750,034

FINANCIAL SERVICES — 2.24%
70,791	Interactive Data Corp ^^	2,336,811
95,511	JMP Group Inc ^^	809,933
70,633	National Financial Partners Corp ^^	3,221,571
		$6,368,315

FOOD & BEVERAGES — 1.36%
46,040	J&J Snack Foods Corp	1,440,131
39,895	Ralcorp Holdings Inc ^^*	2,425,217
		$3,865,348

GOLD, METALS & MINING — 1.23%
14,561	Haynes International Inc ^^*	1,011,990
45,966	Reliance Steel & Aluminum Co	2,491,357
		$3,503,347

HEALTH CARE RELATED — 2.31%
55,938	Corvel Corp ^^*	1,287,693
49,089	Healthspring Inc*	935,145
31,731	Orthofix International NV*	1,839,446
55,503	Skilled Healthcare Group Inc*	812,009
55,238	inVentiv Health Inc*	1,710,168
		$6,584,461

HOTELS/MOTELS — 0.20%
38,250	Ambassadors International Inc ^^	557,685
		$557,685

INSURANCE RELATED — 5.03%
158,181	American Equity Investment Life Holding Co ^^	1,311,320
23,119	American Physicians Capital Inc	958,514
61,801	Delphi Financial Group Inc Class A	2,180,339
70,465	Employers Holdings Inc	1,177,470
67,766	First Mercury Financial Corp*	1,653,490
34,279	Midland Co ^^	2,217,509
27,556	Navigators Group Inc ^^*	1,791,140
19,921	ProAssurance Corp*	1,094,061
34,043	RLI Corp	1,933,302
		$14,317,145

INVESTMENT BANK/BROKERAGE FIRM — 0.95%
21,656	Investment Technology Group Inc*	1,030,609
31,736	Stifel Financial Corp ^^*	1,668,362
		$2,698,971

LEISURE & ENTERTAINMENT — 0.65%
43,638	Live Nation ^^*	633,624
44,254	Steinway Musical Instruments Inc ^^	1,220,083
		$1,853,707

MACHINERY — 2.47%
39,443	CLARCOR Inc ^^	1,497,651
36,266	Harsco Corp	2,323,563
27,079	Nordson Corp	1,569,499
48,106	Wabtec Corp ^^	1,656,771
		$7,047,484

MANUFACTURING — 3.13%
72,554	Actuant Corp Class A ^^	2,467,562
40,793	Barnes Group Inc ^^	1,362,078
79,452	McGrath Rentcorp ^^	2,045,889
106,299	Mueller Water Products Inc ^^	1,011,966
46,431	RBC Bearings Inc ^^*	2,017,891
		$8,905,386

MEDICAL PRODUCTS — 0.75%
52,411	West Pharmaceutical Services Inc	2,127,362
		$2,127,362

MISCELLANEOUS — 0.43%
90,492	Perot Systems Corp Class A ^^*	1,221,642
		$1,221,642

OIL & GAS — 6.27%
23,488	ATP Oil & Gas Corp ^^*	1,187,084
55,528	Dresser-Rand Group Inc*	2,168,368
20,586	Exterran Holdings Inc*	1,683,935
84,199	Helix Energy Solutions Group Inc*	3,494,259
78,175	Mariner Energy Inc ^^*	1,788,644
26,479	Oceaneering International Inc*	1,783,361
82,392	Parallel Petroleum Corp ^^*	1,452,571
54,256	Penn Virginia Corp ^^	2,367,189
30,008	St Mary Land & Exploration Co	1,158,609
50,211	TETRA Technologies Inc ^^*	781,785
		$17,865,805
PAPER & FOREST PRODUCTS — 0.54%
60,786	Rock-Tenn Co Class A ^^	1,544,572
		$1,544,572

PERSONAL LOANS — 0.54%
104,248	First Cash Financial Services Inc*	1,530,361
		$1,530,361

PHARMACEUTICALS — 1.38%
63,527	Perrigo Co ^^	2,224,080
83,976	Sciele Pharma Inc ^^*	1,717,309
		$3,941,389

POLLUTION CONTROL — 1.35%
59,674	American Ecology Corp	1,401,146
78,858	Waste Connections Inc	2,436,712
		$3,837,858

PRINTING & PUBLISHING — 1.67%
77,567	Belo Corp Class A	1,352,768
79,180	John Wiley & Sons Inc Class A ^^	3,391,279
		$4,744,047

RAILROADS — 0.38%
44,332	Genesee & Wyoming Inc ^^*	1,071,504
		$1,071,504

REAL ESTATE — 2.43%
34,835	Corporate Office Properties Trust REIT ^^	1,097,303
34,791	Health Care Inc REIT ^^	1,554,810
105,313	Kite Realty Group Trust REIT ^^	1,608,130
33,027	LaSalle Hotel Properties REIT ^^	1,053,561
36,117	Potlatch Corp ^^	1,605,039
		$6,918,843

RESTAURANTS — 1.52%
57,907	Bob Evans Farms Inc ^^	1,559,436
67,549	CEC Entertainment Inc*	1,753,572
369,241	Cosi Inc ^^*	827,100
17,146	McCormick & Schmick’s Seafood Restaurants Inc*	204,552
		$4,344,660

RETAIL — 3.85%
117,998	Borders Group Inc ^^	1,256,679
53,575	Casey’s General Stores Inc	1,586,356
81,512	Dollar Tree Stores Inc*	2,112,791
55,347	Jo-Ann Stores Inc ^^*	723,939
197,805	Sally Beauty Co Inc ^^*	1,790,135
105,261	Sonic Automotive Inc ^^	2,037,853
86,832	Winn-Dixie Stores Inc ^^*	1,464,856
		$10,972,609

SPECIALIZED SERVICES — 7.81%
73,495	ABM Industries Inc ^^	1,498,563
4,140	Angelica Corp	79,074
135,024	Broadridge Financial Solutions Inc	3,028,588
85,310	Dollar Financial Corp ^^*	2,618,164
43,803	Geo Group Inc	1,226,484
21,245	Harte-Hanks Inc ^^	367,539
70,180	Jackson Hewitt Tax Services Inc ^^	2,228,215
221,379	Rollins Inc ^^	4,250,474
65,716	Standard Parking Corp	3,186,569
105,990	Wright Express Corp ^^*	3,761,585
		$22,245,255

TELEPHONE & TELECOMMUNICATIONS — 1.33%
91,220	Anaren Microwave Inc ^^*	1,504,218
111,630	Harris Stratex Networks Inc ^^*	1,864,221
24,048	SureWest Communicatons ^^	411,221
		$3,779,660

TEXTILES — 2.54%
51,159	Carter’s Inc ^^*	989,927
29,154	FGX International Holdings Ltd*	345,475
82,911	Fossil Inc*	3,480,604
89,390	Hanesbrands Inc*	2,428,726
		$7,244,732

TRANSPORTATION — 1.63%
62,069	Avis Budget Group Inc*	806,897
76,722	Genesis Lease Ltd ^^	1,439,305
61,111	Hub Group Inc*	1,624,330
16,296	Ryder System Inc	766,075
		$4,636,607

UTILITIES — 1.41%
147,411	UGI Corp	4,016,950
		$4,016,950

WATER — 0.66%
28,807	American States Water Co ^^	1,085,448
41,434	Middlesex Water Co	785,174
		$1,870,622

TOTAL COMMON STOCK — 95.21%		$271,257,061
(Cost $246,684,595)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

13,640,000	Federal Home Loan Bank	13,638,806
	3.190% January 2, 2008

TOTAL SHORT-TERM INVESTMENTS — 4.79%		$13,638,806
(Cost $13,638,806)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO — 100%		$284,895,867
(Cost $260,323,401)

Legend

* Non-income Producing Security

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at December 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Citigroup Inc, 5.00%, to be repurchased on 01/02/08, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $80,927,238.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Loomis Sayles Small-Cap Value Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	9,399,276	3.30%
Consumer Products & Services	59,936,687	21.04%
Financial Services	51,213,081	17.98%

Health Care Related	12,653,212	4.44%
Industrial Products & Services	37,971,380	13.33%
Natural Resources	23,829,803	8.36%
Short Term Investments	13,638,806	4.79%
Technology	54,996,205	19.30%
Transportation	8,900,235	3.12%
Utilities	12,357,182	4.34%
	$ 284,895,867	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Loomis Sayles Small-Cap Value Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 931.20	$ 5.21

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.81	$ 5.45

*Expenses are equal to the Portfolio's annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Gail Klapper (64)	Director	December 14, 2007 to present	Attorney, Klapper Law Firm	31
Richard P. Koeppe (76)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (68)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
*William T. McCallum (65)	Director, Chairman and President	June 1, 2000 to present

Chairman, First Great-West Life & Annuity Insurance Company. Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

				31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (52)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations for The Canada Life Assurance Company, and the United States Operations for Crown Life Insurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (61)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations of The Canada Life Assurance Company and the United States Operations of Crown Life Insurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.
*Beverly A. Byrne (52)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Chief Legal Officer and Secretary, FASCore, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., One Orchard Equities, Inc. and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Richard P. Koeppe	$64,000	0	0	$64,000
Sanford Zisman	$64,000	0	0	$64,000

** As of December 31, 2007, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $278,850 for fiscal year 2006 and $296,425 for fiscal year 2007.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2006 and $37,500 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $147,360 for fiscal year 2006 and $128,905 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2006 equaled $436,000, and for fiscal year 2007 equaled $640,700.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that

_________________________

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 20, 2008